Accounts Receivable, Net - Schedule of Ageing Analysis of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Ageing Analysis of Accounts Receivable, Net [Line Items]
Accounts receivable, net	$ 17,519	$ 713
Within Ninety Days [Member]
Schedule of Ageing Analysis of Accounts Receivable, Net [Line Items]
Accounts receivable, net	17,519	713
More Than Ninety Days [Member]
Schedule of Ageing Analysis of Accounts Receivable, Net [Line Items]
Accounts receivable, net